LONG-TERM DEBT, NET (2013 Senior Notes) - Additional Information (Detail) $ in Thousands						12 Months Ended
	Jul. 10, 2017 USD ($)	Jul. 10, 2017 HKD ($)	Jun. 14, 2017 USD ($)	Jun. 06, 2017 USD ($)	Feb. 07, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 03, 2017
Long-Term Debt [Line Items]
Total long-term debt						$ 4,104,525	$ 3,619,139
Proceeds from issuance of long-term debt						1,095,714	702,625	$ 0
Repayments of long-term debt						592,573	896,276	124,286
Loss on extinguishment of debt						3,461	49,337	17,435
Costs associated with debt modification						$ 0	2,793	$ 8,101
2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Interest rate per annum									4.875%
Costs associated with debt modification							2,793
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal					100.00%
Total long-term debt					$ 1,000,000
Interest rate per annum					5.00%
Repayments of long-term debt			$ 1,000,000
Loss on extinguishment of debt							$ 48,398
First 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal				100.00%
Total long-term debt				$ 650,000
Proceeds from issuance of long-term debt			650,000
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Proceeds from issuance of long-term debt			$ 350,000
Repayments of long-term debt	$ 350,000	$ 2,723,000,000